Share Capital And Share Premium	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital And Share Premium [Abstract]
Share capital and share premium
38.	Share capital and share premium

	Ordinary shares
	Number of shares	Share capital	Share premium
		RMB’000	RMB’000
As of January 1, 2023	1,203,505,757	75	32,073,874

Exercise of share-based payment	—	—	17,403
Repayment of optionally convertible promissory notes	—	—	1,489,748
Cash dividend (Note 46)	—	—	(1,438,792)

As of December 31, 2023	1,203,505,757	75	32,142,233

Exercise of share-based payment	—	—	42,475
Cash dividend (Note 46)	586,176,887	42	(5,156,862)

As of December 31, 2024	1,789,682,644	117	27,027,846

Exercise of share-based payment	—	—	85

As of December 31, 2025	1,789,682,644	117	27,027,931